Accounts payable	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
14.	Accounts payable

The Company receives credit from its suppliers at 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2016		December 31, 2017		December 31, 2018
Suppliers	Ps.	693,099	Ps.	784,533	Ps.	730,361
Advance payments from clients		70,215		108,853		139,576
Interest payable		69,917		87,168		84,224
Direct employee benefits		34,706		46,674		48,239
Others suppliers		182,387		26,864		141,380
Others		35,602		11,977		10,932
Total	Ps.	1,085,926	Ps.	1,066,069	Ps.	1,154,712

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse it to its customers.

The balance of direct employee benefits corresponding principally of provisions of vacations, bonus and other employee benefits.